Presentation of financial statements and significant accounting practices adopted, Investment in associates and joint ventures, Non-controlling interests (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CGR Dona Juana S.A. ESP [Member]
Proportion of equity interest held by non-controlling interests [Abstract]
Country of incorporation and operation	Colombia
Percentage of ownership interests held by non-controlling interests	49.00%	49.00%	49.00%
SPE Soma Solucoes em Meio Ambiente Ltda. [Member]
Proportion of equity interest held by non-controlling interests [Abstract]
Country of incorporation and operation	Brazil
Percentage of ownership interests held by non-controlling interests	18.00%	0.00%	0.00%
Reciclax-Reciclagem de Residuos da Construcoes Civil Ltda. [Member]
Proportion of equity interest held by non-controlling interests [Abstract]
Country of incorporation and operation	Brazil
Percentage of ownership interests held by non-controlling interests	13.00%	13.00%	13.00%
Guatapara Energia S.A. [Member]
Proportion of equity interest held by non-controlling interests [Abstract]
Country of incorporation and operation	Brazil
Percentage of ownership interests held by non-controlling interests	10.00%	10.00%	10.00%
Estre Energia Renovavel Part. S.A. [Member]
Proportion of equity interest held by non-controlling interests [Abstract]
Country of incorporation and operation	Brazil
Percentage of ownership interests held by non-controlling interests	10.00%	10.00%	10.00%
GLA - Gestao Logistica Ambiental S.A. [Member]
Proportion of equity interest held by non-controlling interests [Abstract]
Country of incorporation and operation	Brazil
Percentage of ownership interests held by non-controlling interests	62.00%	0.00%	0.00%
CGR Catanduva [Member]
Proportion of equity interest held by non-controlling interests [Abstract]
Country of incorporation and operation	Brazil
Percentage of ownership interests held by non-controlling interests	50.00%	0.00%	0.00%
Estrans S.A. [Member]
Proportion of equity interest held by non-controlling interests [Abstract]
Country of incorporation and operation	Argentina
Percentage of ownership interests held by non-controlling interests	0.00%	0.00%	75.00%